CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 74,037	$ 92,540
Trade and other receivables (Note 4)	55,209	45,566
Income taxes receivable	881	36
Prepaids and deposits	11,701	8,604
Net investment in finance lease	0	43
Contract costs, net (Note 14)	9,696	7,452
Total current assets	151,524	154,241
Non-current assets:
Contract costs, net (Note 14)	15,095	12,606
Deferred tax asset (Note 17)	20,026	5,207
Right-of-use assets, net (Note 5)	2,387	1,131
Property and equipment, net (Note 6)	2,045	2,003
Intangible assets, net (Note 7)	1,029	1,671
Goodwill (Note 8)	14,541	13,854
Total assets	206,647	190,713
Current liabilities:
Trade and other payables	35,960	34,861
Automatic share repurchase plan liability (Note 11)	0	18,297
Income taxes payable	966	343
Deferred revenue (Note 14)	85,465	72,922
Provisions	787	0
Lease obligations (Note 5)	621	1,341
Acquisition holdback payables	0	838
Total current liabilities	123,799	128,602
Non-current liabilities:
Deferred revenue (Note 14)	2,568	794
Lease obligations (Note 5)	1,939	154
Employee benefit obligations (Note 10)	3,587	3,373
Deferred tax liability (Note 17)	663	29
Total liabilities	132,556	132,952
Shareholders’ equity
Share capital (Note 11)	244,605	253,295
Contributed surplus	20,949	19,109
Accumulated other comprehensive loss	(7,427)	(9,275)
Deficit	(184,036)	(205,368)
Total equity	74,091	57,761
Total liabilities and equity	$ 206,647	$ 190,713